Commitments and Contractual Obligations - Narrative (Details) m in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2021 $ / oz	Apr. 30, 2007 USD ($) $ / oz	Jun. 30, 2020 $ / oz m	Dec. 31, 2021 T
Disclosure of contingent liabilities [line items]
Consideration paid | $		$ 57,500
Silver price ($/oz) | $ / oz	11.54	3.83	2.00
Expansion drilling (in meters) | m			30
Hellas Gold SA ("Hellas") | Zinc
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				50,000
Hellas Gold SA ("Hellas") | Lead And Silver Concentrates
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				12,000
Hellas Gold SA ("Hellas") | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				130,000
Tuprag Metal Madencilik Sanayi Ve Ticaret AS | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				55,000